October 30, 2015

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	John Hancock Exchange-Traded Fund Trust Securities Act of 1933 File No. 333-183173

Investment Company Act of 1940 File No. 811-22733

Ladies and Gentlemen:

Included herewith for filing on behalf of John Hancock Exchange-Traded Fund Trust (“Trust”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 5 under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed solely for the purpose of registering shares of John Hancock Multifactor Consumer Staples ETF, John Hancock Multifactor Energy ETF, John Hancock Multifactor Industrials ETF, John Hancock Multifactor Materials ETF, and John Hancock Multifactor Utilities ETF, each a new series of the Trust. The Amendment contains five prospectuses and one combined statement of additional information.

Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Christopher P. Harvey at 617.728.7167.

Sincerely,

/s/ Allison M. Fumai

Allison M. Fumai